Revenue (Detail Textuals) ¥ in Millions, $ in Millions			12 Months Ended
	Oct. 08, 2016 USD ($) Installment	Oct. 08, 2016 CNY (¥) Installment	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Majority of revenue percentage			100.00%	99.50%
Legacy YOD | Customer Concentration Risk [Member] | Yanhua Agreement
Disaggregation of Revenue [Line Items]
Minimal guarantee fee	$ 2	¥ 13.0
Number of installments | Installment	2	2
Amount recognized as revenue of the first installment		¥ 6.5
Second installments of agreement to be paid in three months from the date when the first installment		¥ 6.5